Financial Instruments - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	$ 3,639	$ 3,292
Proceeds from debt	2,019
Repayments of debt	(1,645)
Foreign exchange movements	4
Other, net	(22)	25
Payments of lease principal	(75)	(51)
IFRS 16 adoption - January 1, 2019		197
Additional Leases	58	176
Balance at end of year	3,978	3,639
Notes And Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	3,255	3,216
Proceeds from debt	999
Repayments of debt	(560)
Foreign exchange movements	97	21
Other, net	(19)	18
Balance at end of year	3,772	3,255
Commercial paper / credit facilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	0	0
Proceeds from debt	1,020
Repayments of debt	(1,020)
Balance at end of year		0
Derivative Instruments Liabilities (Assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	62	76
Repayments of debt	(65)
Foreign exchange movements	(97)	(21)
Other, net		7
Balance at end of year	(100)	62
Leases Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	322
Foreign exchange movements	4
Other, net	(3)
Payments of lease principal	(75)	(51)
IFRS 16 adoption - January 1, 2019		197
Additional Leases	58	176
Balance at end of year	$ 306	$ 322